UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 1999

Check here if Amendment [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive
		Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required item, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne		Beverly Hills, CA		July 27, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMNINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	102

Form 13F Information Table Value Total:	$163,762

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AMR Corp                       COM              001765106      785    11500 SH       SOLE                    11500
AON Corporation                COM              037389103      388     9410 SH       SOLE                     9410
AT&T                           COM              001957109      464     8318 SH       SOLE                     8318
Alleghany Corp                 COM              017175100      328     1772 SH       SOLE                     1772
Alliance Gaming Inc (frmrly Un COM              01859P609      113    30011 SH       SOLE                    30011
America Online                 COM              02364j104     1463    13300 SH       SOLE                    13300
American Express Companies     COM              025816109      651     5000 SH       SOLE                     5000
American General Corp          COM              026351106     1864    24732 SH       SOLE                    24732
American Home Products Corp    COM              026609107      252     4400 SH       SOLE                     4400
American Intl Group            COM              026874107      204     1740 SH       SOLE                     1740
Apple Computers Inc            COM              037833100     1070    23100 SH       SOLE                    23100
Authentic Fitness Corp         COM              052661105      350    20000 SH       SOLE                    20000
BP Amoco PLC Spons ADR         COM              055622104      632     5821 SH       SOLE                     5821
Bank of America (New)          COM              06605F102      453     6183 SH       SOLE                     6183
BankBoston                     COM              06605R106     1700    33256 SH       SOLE                    33256
Barnes & Noble Inc             COM              067774109      931    34000 SH       SOLE                    34000
BellSouth Corp                 COM              079860102     1203    26092 SH       SOLE                    26092
Berkshire Hathaway Cl B        COM              084670207      925      413 SH       SOLE                      413
Boeing Co                      COM              097023105     1685    38300 SH       SOLE                    38300
Bristol Myers                  COM              110122108     6572    93296 SH       SOLE                    93296
Cendant Corp.                  COM              151313103     1296    63214 SH       SOLE                    63214
Chase Manhattan Bank (New)     COM              16161A108     2195    25374 SH       SOLE                    25374
Cheung Kong Holding            COM              166744201      270    30000 SH       SOLE                    30000
Chevron Corp                   COM              166751107     2485    26144 SH       SOLE                    26144
Circuit City Stores - Circuit  COM              172737108      418     4500 SH       SOLE                     4500
Cisco Systems Inc              COM              17275R102     1643    25500 SH       SOLE                    25500
CitiGroup Inc.                 COM              13218P105     3197    67303 SH       SOLE                    67303
Clear Channel Communications,  COM              184502102      372     5400 SH       SOLE                     5400
Coca-Cola Co                   COM              191216100     2996    48330 SH       SOLE                    48330
Compaq Computer Corp           COM              204493100      734    31000 SH       SOLE                    31000
Dell Computer Corp.            COM              247025109      940    25400 SH       SOLE                    25400
Delta Airlines                 COM              247361108      448     7780 SH       SOLE                     7780
Donaldson, Lufkin & Jenrette,  COM              257661108     2410    40000 SH       SOLE                    40000
Du Pont E I De Nemours Co      COM              263534109      440     6440 SH       SOLE                     6440
Enron Corp.                    COM              293561106      327     4000 SH       SOLE                     4000
Equitable Cos Inc              COM              29444G107     1437    21450 SH       SOLE                    21450
Exxon Corporation              COM              302290101     3313    42952 SH       SOLE                    42952
Federal Home Loan              COM              313400301     9550   164660 SH       SOLE                   164660
Federal National Mortage Assn  COM              313586109     1097    16070 SH       SOLE                    16070
Federated Department Stores In COM              31410H101     1419    26813 SH       SOLE                    26813
First Union Real Estate        COM              337400105      404    89880 SH       SOLE                    89880
Ford Motor Cp DE               COM              345370100      270     4792 SH       SOLE                     4792
Freeport McMoran Copper & Gold COM              35671D857      321    17904 SH       SOLE                    17904
General Electric               COM              369604103     8953    79228 SH       SOLE                    79228
General Motors Class H New     COM              370442832      705    12518 SH       SOLE                    12518
Gillette Company               COM              375766102     1681    40988 SH       SOLE                    40988
Globalstar Telecommunications  COM              3930H1047      696    30000 SH       SOLE                    30000
Grill Concepts Inc.            COM              398502104        9    12353 SH       SOLE                    12353
Heinz (H.J.)                   COM              423074103      481     9600 SH       SOLE                     9600
Hewlett Packard Co             COM              428236103     3793    37740 SH       SOLE                    37740
High Yield Plus Fund           COM              429906100       77    10000 SH       SOLE                    10000
ITC Deltacom Inc. Com          COM              45031T104      465    16600 SH       SOLE                    16600
Intel Corp                     COM              458140100     4561    76660 SH       SOLE                    76660
International Business Machine COM              459200101     7697    59548 SH       SOLE                    59548
Johnson & Johnson              COM              478160104     3374    34432 SH       SOLE                    34432
Kimberly-Clark                 COM              494368103     2371    41600 SH       SOLE                    41600
Loews Cos.                     COM              540424108     4694    59328 SH       SOLE                    59328
Loral Space & Communications L COM              G56462107      360    20000 SH       SOLE                    20000
Lucent Technologies, Inc. (AT& COM              549463107      837    12416 SH       SOLE                    12416
M&F Worldwide                  COM              552541104      599    75500 SH       SOLE                    75500
MAI Systems Corp New           COM              552620205      180    55416 SH       SOLE                    55416
May Department Stores Comp     COM              577778103     7252   177409 SH       SOLE                   177409
McDonald's Corp                COM              580135101     1365    33200 SH       SOLE                    33200
Mead Corp Com                  COM              582834107      305     7300 SH       SOLE                     7300
Meadowbrook Golf Inc           COM              583195102     1174   587050 SH       SOLE                   587050
Mercantile Bancorporation Inc. COM              587342106      223     3907 SH       SOLE                     3907
Merck & Co.                    COM              589331107    10845   147300 SH       SOLE                   147300
Microsoft Corp                 COM              594918104      721     8000 SH       SOLE                     8000
Mobil Corp                     COM              607059102      890     9012 SH       SOLE                     9012
Motorola Inc.                  COM              620076109     1393    14704 SH       SOLE                    14704
Mueller Industries Inc         COM              624756102     1500    44200 SH       SOLE                    44200
NTL Inc.                       COM              629407107      345     4000 SH       SOLE                     4000
Park Place Entertainment Corp( COM              700690100      320    33488 SH       SOLE                    33488
Payless Shoesource Inc         COM              704379106     1160    21676 SH       SOLE                    21676
PepsiCo                        COM              713448108     1292    33400 SH       SOLE                    33400
Pfizer, Inc.                   COM              717081103     4250   117000 SH       SOLE                   117000
Phar-Mor                       COM              717113203      127    30000 SH       SOLE                    30000
Philip Morris Companies        COM              718154107     2382    59280 SH       SOLE                    59280
Providian Corp                 COM              74406A102      420     4500 SH       SOLE                     4500
Raytheon Co. CL A (GM Spinnoff COM              755111309      491     7131 SH       SOLE                     7131
Reuters Group PLC Spons ADR    COM              76132m102      770     9502 SH       SOLE                     9502
Revlon Inc Cl A                COM              761525500      635    21000 SH       SOLE                    21000
Royal Dutch Petroleum NV ADR   COM              780257804     2073    34400 SH       SOLE                    34400
SBC Communications Inc         COM              78387G103      881    15198 SH       SOLE                    15198
Singapore Airlines             COM              870794302     1159   123600 SH       SOLE                   123600
Sun Microsystems               COM              866810104     1185    17200 SH       SOLE                    17200
Swire Pacific Ltd Spons ADR Rp COM              870794302      195    40000 SH       SOLE                    40000
Texaco Inc                     COM              881694103     2910    46656 SH       SOLE                    46656
Time Warner                    COM              887315109     2110    29050 SH       SOLE                    29050
U.S. Bancorp (Formerly First B COM              902973106     4384   131367 SH       SOLE                   131367
USA Networks Inc (formerly HSN COM              902984103      490    12200 SH       SOLE                    12200
Univision                      COM              914906102      650    10000 SH       SOLE                    10000
Viacom Inc Cl B                COM              925524308     2024    46000 SH       SOLE                    46000
WalMart Stores                 COM              931142103      275     5700 SH       SOLE                     5700
Walt Disney Co.                COM              254687106     1570    50958 SH       SOLE                    50958
Warnaco Group, Inc             COM              934390105      340    12700 SH       SOLE                    12700
Warner Lambert Co Com          COM              934488107      783    11325 SH       SOLE                    11325
Washington Mutual              COM              939322103      545    15336 SH       SOLE                    15336
Waste Management, Inc.         COM              94106L109      337     6271 SH       SOLE                     6271
Xerox Corp                     COM              984121103      278     4700 SH       SOLE                     4700
News Corp Ltd ADR Voting Shs P PRD              652487802     1762    55817 SH       SOLE                    55817